Borrowed Funds (FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Borrowed Funds [Abstract]
Fixed-rate FHLB advances	$ 2,525,000		$ 2,550,000
FHLB borrowings	2,513,538		2,530,322
Deferred prepayment penalty	(11,575)		(19,952)
Deferred gain on terminated interest rate swaps	113		274
Advances from Federal Home Loan Banks	$ 2,525,000		$ 2,550,000
Weighted average contractual interest rate on FHLB advances	2.33%		2.62%
Weighted average effective interest rate on FHLB advances	2.67%	[1]	3.03%	[1]

[1]	The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.